Note 20. Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Comprehensive Loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following tables present the changes in each component of accumulated other comprehensive loss, net of tax:

	For the year ended December 31,
	2014	2013
In millions
Available-for-sale securities
Beginning balance	$—	$(7.6)
Other comprehensive income before reclassifications	—	9.5
Amounts reclassified from other comprehensive loss	—	(1.9)
Net other comprehensive income(2)	—	7.6
Balance at December 31	$—	$—

Foreign currency translation adjustments(1)
Beginning balance	$(20.0)	$32.3
Other comprehensive loss before reclassifications	(70.6)	(52.3)
Amounts reclassified from other comprehensive loss(5)	36.4	—
Net other comprehensive loss(2)	(34.2)	(52.3)
Balance at December 31	$(54.2)	$(20.0)

Cash flow hedges
Beginning balance	$(12.4)	$(4.3)
Other comprehensive loss before reclassifications	(0.6)	(8.9)
Amounts reclassified from other comprehensive loss(4)	0.7	0.8
Net other comprehensive income (loss)(2)	0.1	(8.1)
Balance at December 31	$(12.3)	$(12.4)

Benefit plans(1)
Beginning balance	$(27.6)	$(60.2)
Other comprehensive (loss) income before reclassifications	(16.6)	30.5
Amounts reclassified from other comprehensive loss(3)	(0.1)	2.1
Net other comprehensive (loss) income(2)	(16.7)	32.6
Balance at December 31	$(44.3)	$(27.6)

Accumulated other comprehensive loss at December 31	$(110.8)	$(60.0)
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(1)	Excludes changes in accumulated other comprehensive loss related to noncontrolling interests. Refer to the consolidated statements of comprehensive loss.

(2)	Total other comprehensive loss was $87.2 million and $20.2 million for the years ended December 31, 2014 and 2013.

(3)
Amounts reclassified from accumulated other comprehensive loss related to pension plans for amortization of prior service costs/credits and net actuarial gains/losses are classified in marketing and administration expense in the consolidated statements of operations.

(4)
Amounts reclassified from accumulated other comprehensive loss related to cash flow hedges for realized losses on interest rate derivatives are classified in interest expense in the consolidated statements of operations.

(5)
Amounts reclassified from accumulated other comprehensive loss to noncontrolling interests related to net SSL currency translation adjustment attributable to noncontrolling interests. See Note 23 for a description of the SSL IPO transaction. This reclassification is not reflected in the consolidated statements of operations.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
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(1)	Excludes changes in accumulated other comprehensive loss related to noncontrolling interests. Refer to the consolidated statements of comprehensive loss.

(2)	Total other comprehensive loss was $87.2 million and $20.2 million for the years ended December 31, 2014 and 2013.

(3)
Amounts reclassified from accumulated other comprehensive loss related to pension plans for amortization of prior service costs/credits and net actuarial gains/losses are classified in marketing and administration expense in the consolidated statements of operations.

(4)
Amounts reclassified from accumulated other comprehensive loss related to cash flow hedges for realized losses on interest rate derivatives are classified in interest expense in the consolidated statements of operations.

(5)
Amounts reclassified from accumulated other comprehensive loss to noncontrolling interests related to net SSL currency translation adjustment attributable to noncontrolling interests. See Note 23 for a description of the SSL IPO transaction. This reclassification is not reflected in the consolidated statements of operations.